UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 149.2%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$740,000	$860,635
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,558,752

Total Alabama				2,419,387

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,428,963

Arizona - 3.5%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,019,676	(a)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	275,000	308,473	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,391,680

Total Arizona				5,719,829

California - 21.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.110%	4/1/24	2,500,000	2,479,575	(c)(d)
California Health Facilities Financing Authority Revenue, Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,506,125
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,572,425	(b)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,093,930	(b)(e)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,608,520	(f)
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI	5.000%	11/15/28	1,500,000	1,632,615
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,970,650
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,091,540
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,581,691
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,134,540
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	884,520
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	541,865
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	297,477
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	114,903
Senior Lien	5.750%	6/1/48	200,000	229,114
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	2,000,000	2,303,480
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,796,525
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,532,535

Total California				35,372,030

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 5.8%
Colorado Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	$3,500,000	$3,972,535
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	225,000	242,851
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,462,440

Total Colorado				9,677,826

Florida - 4.9%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	160,000	163,560	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	810,715
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,534,175
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,785,454
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,283,200
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	521,925	(b)

Total Florida				8,099,029

Illinois - 9.8%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,138,760
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	2,200,000	2,457,510	(e)
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL	5.250%	12/1/18	1,000,000	1,050,440
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	872,096
Second Lien Project	5.000%	11/1/39	500,000	542,750
Illinois Municipal Electric Agency Power Supply Revenue, NATL	5.250%	2/1/28	4,145,000	4,324,893	(a)
Illinois State Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	170,000	184,421	(g)
Illinois State Toll Highway Authority Revenue	5.000%	12/1/31	1,500,000	1,788,855
Illinois State, GO	5.000%	5/1/39	1,000,000	1,051,210
Illinois State, GO, AGM	5.500%	5/1/16	1,500,000	1,511,685
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	900,000	139,662
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,212,520

Total Illinois				16,274,802

Indiana - 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,045,710
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,329,760

Total Indiana				3,375,470

Iowa - 1.9%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,110,000	1,155,621
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,790,000	1,940,127

Total Iowa				3,095,748

Louisiana - 1.5%
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/34	2,080,000	2,411,989

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 1.3%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	$1,000,000	$1,097,070
Maryland State Health & Higher EFA Revenue, Suburban Hospital	5.500%	7/1/16	1,015,000	1,019,182

Total Maryland				2,116,252

Massachusetts - 2.8%
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,052,975
Partners Healthcare System	5.000%	7/1/47	1,000,000	1,149,600
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,459
Massachusetts State Water Resources Authority Revenue:
General, NATL	5.000%	8/1/34	940,000	992,273
General, NATL	5.000%	8/1/34	60,000	63,757	(a)

Total Massachusetts				4,615,064

Michigan - 6.0%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,883,460
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	447,557
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	284,030
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	610,000	650,272	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	340,000	384,027
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	420,942
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	410,294
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,215,440	(a)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,278,681	(e)

Total Michigan				9,974,703

Missouri - 1.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,148,760
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	300,000	303,486	(b)

Total Missouri				2,452,246

Nevada - 1.2%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,058,240

New Jersey - 9.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	267,257
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	530,075
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,192,520	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,112,160	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	$500,000	$538,010
School Facilities Construction, SIFMA	1.610%	3/1/28	2,500,000	2,220,025	(c)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations	5.000%	6/15/38	6,000,000	6,272,400
New Jersey State Turnpike Authority Revenue	0.690%	1/1/18	2,500,000	2,496,350	(c)(d)

Total New Jersey				15,628,797

New York - 26.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,154,530
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,712,616
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,189,300
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,145,550
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	97,436	14,615
Amsterdam At Harborside	6.700%	1/1/49	270,000	270,081
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,601,750
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,428,004
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,328,580
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,182,140
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	520,493	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,363,040
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,803,125
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/26	4,700,000	4,928,608	(a)
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,225,750
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	5,000,000	5,704,650

Total New York				43,572,832

North Carolina - 4.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,784,350
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	500,000	531,765	(e)
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,223,172

Total North Carolina				7,539,287

Ohio - 3.5%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,627,093
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,119,970

Total Ohio				5,747,063

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	$2,000,000	$2,277,180

Oregon - 0.3%
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	576,740

Pennsylvania - 8.3%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,979,271
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	852,458
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	250,000	264,695
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	550,525
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,224,200	(e)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,850,503
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,068,570

Total Pennsylvania				13,790,222

Tennessee - 5.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,319,377
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	4,010,004
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,302,540

Total Tennessee				8,631,921

Texas - 15.0%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,873,125
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,541,168
Beaumont, TX, ISD, GO, School Building, PSF-GTD	5.000%	2/15/33	1,100,000	1,141,811
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	2,905,000	3,412,562
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	2,000,000	1,667,640	(c)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,649,875
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,079,060	(e)
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	2,575,000	2,690,257	(a)
Kemp, TX, ISD, GO, School Building, PSF-GTD	5.250%	2/15/33	875,000	915,023	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	881,496
North Texas Tollway Authority Revenue	5.000%	1/1/40	600,000	679,104
North Texas Tollway Authority Revenue	5.000%	1/1/45	600,000	674,604
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	1,250,000	1,365,387	(a)
System-First Tier	5.750%	1/1/40	1,250,000	1,348,700

Total Texas				24,919,812

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 3.9%
Port of Seattle, WA, Revenue	5.000%	8/1/25	$2,395,000	$2,852,253
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,360,090
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	103,018	(b)
Heron’s Key	6.750%	7/1/35	100,000	103,197	(b)

Total Washington				6,418,558

Wisconsin - 4.7%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,200,920	(e)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,528,482

Total Wisconsin				7,729,402

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,136,236)				246,923,392

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
New York - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local (Cost - $200,000)	0.210%	11/1/22	200,000	200,000	(h)(i)

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $34,645)	0.276%		34,645	34,645

TOTAL SHORT-TERM INVESTMENTS (Cost - $234,645)				234,645

TOTAL INVESTMENTS - 149.3% (Cost - $225,370,881#)				247,158,037

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.2)%				(18,500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (40.2)%				(66,500,000)
Other Assets in Excess of Liabilities - 2.1%				3,393,847

TOTAL NET ASSETS - 100.0%				$165,551,884

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$246,923,392	—	$246,923,392

Short-Term Investments†:
Municipal Bonds	—	$200,000	—	$200,000
Money Market Funds	$34,645	—	—	34,645

Total Short-Term Investments	$34,645	$200,000		$234,645

Total investments	$34,645	$247,123,392	—	$247,158,037

Other Financial Instruments:
Futures Contracts	$5,257	—	—	$5,257

Total	$39,902	$247,123,392	—	$247,163,294

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,350,101
Gross unrealized depreciation	(562,945)

Net unrealized appreciation	$21,787,156

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	17	6/16	$2,802,288	$2,797,031	$5,257

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016